UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------


                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                   JUNE 30, 2008

ANNUAL REPORT AND SHAREHOLDER LETTER                                      GROWTH

                                    FRANKLIN
                               CAPITAL GROWTH FUND

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                     (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                       FRANKLIN - TEMPLETON - MUTUAL SERIES

Annual Report

Franklin Capital Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities that trade on a securities exchange or in the over-the-counter market.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This annual report for Franklin Capital Growth Fund covers the fiscal year ended June 30, 2008.

PERFORMANCE OVERVIEW

For the year under review, Franklin Capital Growth Fund - Class A had a -7.62% cumulative total return. Compared with its benchmarks for the same period, the Fund underperformed the Russell 1000(R) Growth Index's -5.96% total return, but performed better than the Standard & Poor's 500 Index's (S&P 500's) -13.12% total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy decelerated during the year ended June 30, 2008, as it contended with record-high oil prices, the worst housing market contraction in decades and a resulting credit crisis, as well as ongoing dollar devaluation. Steadily rising joblessness, the waning pace of consumer spending and, eventually, multi-year lows for consumer and business confidence also weighed on the economy. Economic growth, as measured by gross domestic product (GDP), began the reporting period quite strong and expanded at a 4.9% annualized rate in the third quarter of 2007. As the economic downturn took hold in 2007's fourth quarter, GDP declined sharply to 0.6% annualized before

(1.) Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 6/30/08

                               (PERFORMANCE GRAPH)

Information Technology*                     28.1%
Health Care                                 14.1%
Industrials                                 12.3%
Energy                                       8.5%
Consumer Discretionary                       8.0%
Financials                                   7.5%
Consumer Staples                             6.9%
Telecommunication Services                   5.7%
Utilities                                    4.0%
Materials                                    2.4%
Short-Term Investments & Other Net Assets    2.5%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

rebounding somewhat at a 0.9% annualized pace in the first quarter of 2008 and an estimated 1.9% in the second quarter. A weaker U.S. dollar compared with most foreign currencies over the past 12 months contributed to increased export demand, which helped the fragile economy. Also supporting the economy were a buildup in inventories, expanding government spending and a boost to household finances from a $168 billion government stimulus package.

The U.S. labor market contracted at a moderate, steady pace, and the unemployment rate rose from 4.6% at the beginning of the period to 5.5% in June 2008, the highest level since 2004.(2) Losses were widespread as only certain services-related and government sectors notched gains while every other sector shed jobs. Manufacturing and housing- and finance-related industries were especially hard hit. Volatile oil prices essentially doubled during the year, from $70 per barrel to $140 by period-end, an all-time closing high. Many other commodity prices -- including coal, natural gas, precious metals, raw materials and agricultural commodities -- also neared or surpassed all-time highs due to increased worldwide demand and institutional investors seeking alternatives to stocks and corporate bonds. For the 12 months ended June 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.(2)

Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board (Fed) made seven cuts to its key federal funds target rate during the period, lowering it 325 basis points, from 5.25% to a four-year low of 2.00%. This marked the end, at least temporarily, of an eight-month period during which the Fed made its most aggressive series of rate cuts in two decades. In this uncertain environment, U.S. Treasury prices fluctuated, and the 10-year Treasury note yield fell from 5.03% at the beginning of the period to 3.99% on June 30, 2008.

U.S. stock markets endured heightened volatility and lost ground during this challenging period. For the 12 months under review, the blue chip stocks of the Dow Jones Industrial Average neared bear market territory and had a total return of -13.27%, the broader S&P 500 a -13.12% total return, and the technology-heavy NASDAQ Composite Index a -11.28% total return.(3) The energy, utilities and materials sectors performed relatively well. Large-capitalization stocks generally performed better than small caps, and growth stocks fared better than their value counterparts (as measured by the Russell family of indexes).

(2.) Source: Bureau of Labor Statistics.

(3.) Source: (C) 2008 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                                4 | Annual Report

INVESTMENT STRATEGY

We are research-driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

MANAGER'S DISCUSSION

Individual stocks that were among the biggest contributors to the Fund's absolute performance during the year under review were Visa, a global retail electronic payments network operator; Peabody Energy, the world's largest coal producer; and Devon Energy, a leading independent oil and gas producer. The Fund's strongest sector was energy, with notable performers such as Halliburton and National Oilwell Varco in the energy equipment and services industry.

Particular holdings that detracted most from absolute performance during the period included retail investments and trading provider E*TRADE Financial (sold by period-end), global financial products and services company Citigroup (sold by period-end) and wireless telecommunications carrier MetroPCS Communications. Sectors that hampered Fund returns included finance and consumer discretionary. Within finance, among specific holdings that lost value were iStar Financial in the real estate investment trust industry and American Express in the consumer finance industry. Consumer discretionary sector holding Carnival, in the hotels, restaurants and leisure industry, also weighed on Fund performance.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.


(PHOTO OF SERENA PERIN VINTON)


/s/ Serena Perin Vinton
----------------------------------------
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Capital Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
6/30/08

COMPANY                               % OF TOTAL
SECTOR/INDUSTRY                       NET ASSETS
-----------------------------------   ----------
Roche Holding AG, ADR (Switzerland)
   HEALTH CARE                           2.8%
Cisco Systems Inc.
   INFORMATION TECHNOLOGY                2.4%
American Tower Corp., A
   TELECOMMUNICATION SERVICES            2.3%
International Power PLC (U.K.)
   UTILITIES                             2.3%
QUALCOMM Inc.
   INFORMATION TECHNOLOGY                2.3%
Agilent Technologies Inc.
   INFORMATION TECHNOLOGY                2.3%
Visa Inc., A
   INFORMATION TECHNOLOGY                2.1%
Johnson & Johnson
   HEALTH CARE                           2.1%
Danaher Corp.
   INDUSTRIALS                           2.1%
United Technologies Corp.
   INDUSTRIALS                           2.0%


                               Annual Report | 5

Performance Summary as of 6/30/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKREX)                    CHANGE   6/30/08   6/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$1.51    $11.35    $12.86
DISTRIBUTIONS (7/1/07-6/30/08)
Dividend Income                  $0.0973
Short-Term Capital Gain          $0.0302
Long-Term Capital Gain           $0.4542
   TOTAL                         $0.5817

CLASS B (SYMBOL: FKEQX)                    CHANGE   6/30/08   6/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$1.45    $10.72    $12.17
DISTRIBUTIONS (7/1/07-6/30/08)
Short-Term Capital Gain          $0.0302
Long-Term Capital Gain           $0.4542
   TOTAL                         $0.4844

CLASS C (SYMBOL: FREQX)                    CHANGE   6/30/08   6/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$1.45    $10.60    $12.05
DISTRIBUTIONS (7/1/07-6/30/08)
Dividend Income                  $0.0058
Short-Term Capital Gain          $0.0302
Long-Term Capital Gain           $0.4542
   TOTAL                         $0.4902

CLASS R (SYMBOL: FKIRX)                    CHANGE   6/30/08   6/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$1.50    $11.23    $12.73
DISTRIBUTIONS (7/1/07-6/30/08)
Dividend Income                  $0.0599
Short-Term Capital Gain          $0.0302
Long-Term Capital Gain           $0.4542
   TOTAL                         $0.5443

ADVISOR CLASS (SYMBOL: FEACX)              CHANGE   6/30/08   6/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$1.52    $11.46    $12.98
DISTRIBUTIONS (7/1/07-6/30/08)
Dividend Income                  $0.1287
Short-Term Capital Gain          $0.0302
Long-Term Capital Gain           $0.4542
   TOTAL                         $0.6131


                               6 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                    1-YEAR    5-YEAR         10-YEAR
------------------------------             -------   -------   -----------------
Cumulative Total Return(1)                   -7.62%   +34.20%       +33.19%
Average Annual Total Return(2)              -12.90%    +4.82%        +2.30%
Value of $10,000 Investment(3)             $ 8,710   $12,652       $12,553
   Total Annual Operating
      Expenses(4)                 0.94%

CLASS B                                    1-YEAR     5-YEAR   INCEPTION (1/1/99)
------------------------------             -------   -------   ------------------
Cumulative Total Return(1)                   -8.39%   +29.14%       +25.11%
Average Annual Total Return(2)              -11.91%    +4.92%        +2.39%
Value of $10,000 Investment(3)             $ 8,809   $12,714       $12,511
   Total Annual Operating
      Expenses(4)                 1.71%

CLASS C                                    1-YEAR     5-YEAR        10-YEAR
------------------------------             -------   -------   ------------------
Cumulative Total Return(1)                   -8.34%   +29.28%       +23.50%
Average Annual Total Return(2)               -9.22%    +5.27%        +2.13%
Value of $10,000 Investment(3)             $ 9,078   $12,928       $12,350
   Total Annual Operating
      Expenses(4)                 1.70%

CLASS R                                    1-YEAR     5-YEAR   INCEPTION (1/1/02)
------------------------------             -------   -------   ------------------
Cumulative Total Return(1)                   -7.89%   +32.56%       +11.02%
Average Annual Total Return(2)               -7.89%    +5.80%        +1.62%
Value of $10,000 Investment(3)              $9,211   $13,256       $11,102
   Total Annual Operating
      Expenses(4)                 1.21%

ADVISOR CLASS                              1-YEAR     5-YEAR        10-YEAR
------------------------------             -------   -------   -----------------
Cumulative Total Return(1)                   -7.40%   +35.82%       +36.59%
Average Annual Total Return(2)               -7.40%    +6.31%        +3.17%
Value of $10,000 Investment(3)             $ 9,260   $13,582       $13,659
   Total Annual Operating
      Expenses(4)                 0.71%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   6/30/08
-------   -------
1-Year    -12.90%
5-Year     +4.82%
10-Year    +2.30%

CLASS A (7/1/98-6/30/08)

                              (PERFORMANCE GRAPH)

                  FRANKLIN CAPITAL      S&P 500   RUSSELL 1000
DATE            GROWTH FUND - CLASS A    INDEX    GROWTH INDEX
----            ---------------------   -------   ------------
7/1/1998               $ 9,425          $10,000      $10,000
7/31/1998              $ 9,108          $ 9,894      $ 9,934
8/31/1998              $ 7,358          $ 8,463      $ 8,443
9/30/1998              $ 7,607          $ 9,005      $ 9,092
10/31/1998             $ 8,259          $ 9,738      $ 9,822
11/30/1998             $ 8,714          $10,328      $10,569
12/31/1998             $ 9,440          $10,923      $11,522
1/31/1999              $ 9,949          $11,380      $12,199
2/28/1999              $ 9,476          $11,026      $11,642
3/31/1999              $ 9,904          $11,467      $12,255
4/30/1999              $10,249          $11,911      $12,271
5/31/1999              $ 9,976          $11,630      $11,894
6/30/1999              $10,652          $12,276      $12,727
7/31/1999              $10,524          $11,892      $12,322
8/31/1999              $10,551          $11,834      $12,523
9/30/1999              $10,487          $11,509      $12,260
10/31/1999             $11,573          $12,238      $13,186
11/30/1999             $12,377          $12,486      $13,898
12/31/1999             $14,391          $13,222      $15,343
1/31/2000              $14,372          $12,557      $14,624
2/29/2000              $16,039          $12,320      $15,339
3/31/2000              $16,305          $13,525      $16,437
4/30/2000              $15,505          $13,118      $15,655
5/31/2000              $14,953          $12,849      $14,866
6/30/2000              $16,200          $13,166      $15,993
7/31/2000              $16,067          $12,960      $15,326
8/31/2000              $17,924          $13,765      $16,714
9/30/2000              $17,185          $13,038      $15,133
10/31/2000             $16,347          $12,983      $14,417
11/30/2000             $13,832          $11,959      $12,292
12/31/2000             $14,455          $12,018      $11,903
1/31/2001              $14,814          $12,444      $12,725
2/28/2001              $12,756          $11,310      $10,565
3/31/2001              $11,596          $10,593      $ 9,415
4/30/2001              $12,918          $11,416      $10,606
5/31/2001              $12,918          $11,493      $10,450
6/30/2001              $12,347          $11,213      $10,208
7/31/2001              $11,875          $11,103      $ 9,953
8/31/2001              $10,952          $10,408      $ 9,139
9/30/2001              $ 9,717          $ 9,567      $ 8,226
10/31/2001             $10,107          $ 9,750      $ 8,658
11/30/2001             $10,867          $10,498      $ 9,490
12/31/2001             $11,115          $10,590      $ 9,472
1/31/2002              $10,774          $10,435      $ 9,304
2/28/2002              $10,341          $10,234      $ 8,918
3/31/2002              $10,841          $10,619      $ 9,227
4/30/2002              $10,273          $ 9,975      $ 8,474
5/31/2002              $10,108          $ 9,901      $ 8,269
6/30/2002              $ 9,241          $ 9,196      $ 7,504
7/31/2002              $ 8,456          $ 8,479      $ 7,091
8/31/2002              $ 8,528          $ 8,535      $ 7,112
9/30/2002              $ 7,723          $ 7,607      $ 6,375
10/31/2002             $ 8,301          $ 8,277      $ 6,959
11/30/2002             $ 8,807          $ 8,764      $ 7,337
12/31/2002             $ 8,291          $ 8,249      $ 6,831
1/31/2003              $ 8,095          $ 8,033      $ 6,665
2/28/2003              $ 7,991          $ 7,912      $ 6,634
3/31/2003              $ 8,064          $ 7,989      $ 6,758
4/30/2003              $ 8,755          $ 8,647      $ 7,257
5/31/2003              $ 9,313          $ 9,103      $ 7,620
6/30/2003              $ 9,354          $ 9,219      $ 7,724
7/31/2003              $ 9,550          $ 9,382      $ 7,917
8/31/2003              $ 9,860          $ 9,565      $ 8,114
9/30/2003              $ 9,654          $ 9,463      $ 8,027
10/31/2003             $10,201          $ 9,999      $ 8,478
11/30/2003             $10,325          $10,087      $ 8,566
12/31/2003             $10,723          $10,616      $ 8,863
1/31/2004              $10,858          $10,811      $ 9,044
2/29/2004              $10,972          $10,961      $ 9,101
3/31/2004              $10,847          $10,796      $ 8,932
4/30/2004              $10,713          $10,626      $ 8,828
5/31/2004              $10,837          $10,772      $ 8,993
6/30/2004              $11,127          $10,981      $ 9,105
7/31/2004              $10,424          $10,618      $ 8,591
8/31/2004              $10,330          $10,660      $ 8,548
9/30/2004              $10,465          $10,775      $ 8,629
10/31/2004             $10,651          $10,940      $ 8,764
11/30/2004             $10,972          $11,383      $ 9,065
12/31/2004             $11,437          $11,770      $ 9,421
1/31/2005              $10,972          $11,483      $ 9,107
2/28/2005              $10,972          $11,724      $ 9,204
3/31/2005              $10,682          $11,517      $ 9,036
4/30/2005              $10,506          $11,298      $ 8,864
5/31/2005              $10,930          $11,658      $ 9,293
6/30/2005              $10,879          $11,674      $ 9,259
7/31/2005              $11,282          $12,109      $ 9,711
8/31/2005              $11,106          $11,998      $ 9,586
9/30/2005              $11,168          $12,095      $ 9,630
10/31/2005             $11,065          $11,894      $ 9,537
11/30/2005             $11,613          $12,344      $ 9,948
12/31/2005             $11,550          $12,348      $ 9,917
1/31/2006              $11,861          $12,675      $10,091
2/28/2006              $11,871          $12,709      $10,075
3/31/2006              $12,027          $12,867      $10,224
4/30/2006              $12,099          $13,040      $10,210
5/31/2006              $11,591          $12,665      $ 9,864
6/30/2006              $11,612          $12,682      $ 9,825
7/31/2006              $11,383          $12,760      $ 9,638
8/31/2006              $11,664          $13,064      $ 9,938
9/30/2006              $11,933          $13,401      $10,211
10/31/2006             $12,245          $13,837      $10,570
11/30/2006             $12,504          $14,100      $10,780
12/31/2006             $12,522          $14,298      $10,817
1/31/2007              $12,691          $14,515      $11,095
2/28/2007              $12,501          $14,231      $10,886
3/31/2007              $12,606          $14,390      $10,945
4/30/2007              $13,166          $15,027      $11,460
5/31/2007              $13,748          $15,552      $11,873
6/30/2007              $13,589          $15,293      $11,696
7/31/2007              $13,346          $14,819      $11,514
8/31/2007              $13,579          $15,041      $11,698
9/30/2007              $14,096          $15,604      $12,188
10/31/2007             $14,435          $15,852      $12,602
11/30/2007             $13,864          $15,189      $12,138
12/31/2007             $13,671          $15,084      $12,094
1/31/2008              $12,786          $14,179      $11,151
2/29/2008              $12,531          $13,718      $10,930
3/31/2008              $12,443          $13,659      $10,863
4/30/2008              $13,062          $14,324      $11,434
5/31/2008              $13,626          $14,510      $11,853
6/30/2008              $12,553          $13,287      $10,999
Total Returns            25.53%           32.87%        9.99%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    6/30/08
-------                    -------
1-Year                     -11.91%
5-Year                      +4.92%
Since Inception (1/1/99)    +2.39%

CLASS B (1/1/99-6/30/08)

                              (PERFORMANCE GRAPH)

                  FRANKLIN CAPITAL      S&P 500   RUSSELL 1000
DATE            GROWTH FUND - CLASS B    INDEX    GROWTH INDEX
----            ---------------------   -------   ------------
1/1/1999               $10,000          $10,000      $10,000
1/31/1999              $10,520          $10,418      $10,587
2/28/1999              $10,019          $10,094      $10,104
3/31/1999              $10,452          $10,498      $10,636
4/30/1999              $10,818          $10,905      $10,649
5/31/1999              $10,520          $10,647      $10,322
6/30/1999              $11,223          $11,238      $11,045
7/31/1999              $11,088          $10,887      $10,694
8/31/1999              $11,107          $10,834      $10,869
9/30/1999              $11,030          $10,537      $10,640
10/31/1999             $12,161          $11,203      $11,444
11/30/1999             $13,002          $11,431      $12,061
12/31/1999             $15,099          $12,104      $13,316
1/31/2000              $15,069          $11,496      $12,692
2/29/2000              $16,814          $11,279      $13,312
3/31/2000              $17,076          $12,382      $14,265
4/30/2000              $16,219          $12,010      $13,586
5/31/2000              $15,634          $11,763      $12,902
6/30/2000              $16,935          $12,053      $13,880
7/31/2000              $16,784          $11,865      $13,301
8/31/2000              $18,721          $12,602      $14,505
9/30/2000              $17,934          $11,936      $13,133
10/31/2000             $17,056          $11,886      $12,512
11/30/2000             $14,414          $10,949      $10,668
12/31/2000             $15,057          $11,002      $10,330
1/31/2001              $15,425          $11,393      $11,044
2/28/2001              $13,278          $10,354      $ 9,169
3/31/2001              $12,063          $ 9,698      $ 8,171
4/30/2001              $13,429          $10,452      $ 9,204
5/31/2001              $13,429          $10,522      $ 9,069
6/30/2001              $12,822          $10,266      $ 8,859
7/31/2001              $12,323          $10,165      $ 8,638
8/31/2001              $11,368          $ 9,528      $ 7,931
9/30/2001              $10,067          $ 8,759      $ 7,139
10/31/2001             $10,468          $ 8,926      $ 7,514
11/30/2001             $11,249          $ 9,611      $ 8,236
12/31/2001             $11,506          $ 9,695      $ 8,220
1/31/2002              $11,147          $ 9,553      $ 8,075
2/28/2002              $10,689          $ 9,369      $ 7,740
3/31/2002              $11,201          $ 9,721      $ 8,008
4/30/2002              $10,613          $ 9,132      $ 7,354
5/31/2002              $10,427          $ 9,065      $ 7,176
6/30/2002              $ 9,523          $ 8,419      $ 6,512
7/31/2002              $ 8,717          $ 7,763      $ 6,154
8/31/2002              $ 8,782          $ 7,814      $ 6,173
9/30/2002              $ 7,943          $ 6,965      $ 5,532
10/31/2002             $ 8,532          $ 7,578      $ 6,040
11/30/2002             $ 9,055          $ 8,024      $ 6,368
12/31/2002             $ 8,510          $ 7,552      $ 5,928
1/31/2003              $ 8,303          $ 7,354      $ 5,784
2/28/2003              $ 8,194          $ 7,244      $ 5,758
3/31/2003              $ 8,259          $ 7,314      $ 5,865
4/30/2003              $ 8,978          $ 7,917      $ 6,298
5/31/2003              $ 9,534          $ 8,334      $ 6,613
6/30/2003              $ 9,578          $ 8,440      $ 6,704
7/31/2003              $ 9,774          $ 8,589      $ 6,871
8/31/2003              $10,079          $ 8,756      $ 7,042
9/30/2003              $ 9,861          $ 8,664      $ 6,966
10/31/2003             $10,406          $ 9,154      $ 7,357
11/30/2003             $10,536          $ 9,235      $ 7,434
12/31/2003             $10,940          $ 9,719      $ 7,692
1/31/2004              $11,059          $ 9,898      $ 7,849
2/29/2004              $11,168          $10,035      $ 7,899
3/31/2004              $11,038          $ 9,884      $ 7,752
4/30/2004              $10,896          $ 9,728      $ 7,662
5/31/2004              $11,016          $ 9,862      $ 7,805
6/30/2004              $11,299          $10,053      $ 7,902
7/31/2004              $10,580          $ 9,720      $ 7,456
8/31/2004              $10,471          $ 9,759      $ 7,419
9/30/2004              $10,613          $ 9,865      $ 7,489
10/31/2004             $10,787          $10,016      $ 7,606
11/30/2004             $11,114          $10,421      $ 7,868
12/31/2004             $11,571          $10,775      $ 8,176
1/31/2005              $11,103          $10,513      $ 7,904
2/28/2005              $11,092          $10,734      $ 7,988
3/31/2005              $10,787          $10,544      $ 7,842
4/30/2005              $10,613          $10,344      $ 7,693
5/31/2005              $11,027          $10,673      $ 8,065
6/30/2005              $10,972          $10,688      $ 8,035
7/31/2005              $11,364          $11,085      $ 8,428
8/31/2005              $11,190          $10,984      $ 8,319
9/30/2005              $11,234          $11,073      $ 8,358
10/31/2005             $11,125          $10,889      $ 8,276
11/30/2005             $11,670          $11,301      $ 8,634
12/31/2005             $11,604          $11,304      $ 8,606
1/31/2006              $11,909          $11,604      $ 8,758
2/28/2006              $11,909          $11,635      $ 8,744
3/31/2006              $12,062          $11,780      $ 8,873
4/30/2006              $12,116          $11,938      $ 8,861
5/31/2006              $11,615          $11,595      $ 8,560
6/30/2006              $11,626          $11,611      $ 8,527
7/31/2006              $11,386          $11,682      $ 8,364
8/31/2006              $11,659          $11,960      $ 8,625
9/30/2006              $11,920          $12,268      $ 8,862
10/31/2006             $12,225          $12,668      $ 9,174
11/30/2006             $12,476          $12,909      $ 9,356
12/31/2006             $12,480          $13,090      $ 9,387
1/31/2007              $12,648          $13,288      $ 9,629
2/28/2007              $12,459          $13,028      $ 9,448
3/31/2007              $12,565          $13,174      $ 9,499
4/30/2007              $13,123          $13,757      $ 9,946
5/31/2007              $13,701          $14,237      $10,304
6/30/2007              $13,544          $14,001      $10,150
7/31/2007              $13,301          $13,567      $ 9,993
8/31/2007              $13,533          $13,770      $10,152
9/30/2007              $14,048          $14,285      $10,577
10/31/2007             $14,385          $14,512      $10,937
11/30/2007             $13,817          $13,906      $10,534
12/31/2007             $13,625          $13,809      $10,496
1/31/2008              $12,744          $12,981      $ 9,678
2/29/2008              $12,490          $12,559      $ 9,486
3/31/2008              $12,401          $12,505      $ 9,428
4/30/2008              $13,019          $13,114      $ 9,923
5/31/2008              $13,581          $13,284      $10,287
6/30/2008              $12,511          $12,164      $ 9,546
Total Returns            25.11%           21.64%       -4.54%


                                8 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C           6/30/08
-------           -------
1-Year             -9.22%
5-Year             +5.27%
10-Year            +2.13%

CLASS C (7/1/98-6/30/08)

                             (PERFORMANCE GRAPH)

                  FRANKLIN CAPITAL      S&P 500   RUSSELL 1000
DATE            GROWTH FUND - CLASS C    INDEX    GROWTH INDEX
----            ---------------------   -------   ------------
7/1/1998               $10,000          $10,000      $10,000
7/31/1998              $ 9,652          $ 9,894      $ 9,934
8/31/1998              $ 7,791          $ 8,463      $ 8,443
9/30/1998              $ 8,057          $ 9,005      $ 9,092
10/31/1998             $ 8,735          $ 9,738      $ 9,822
11/30/1998             $ 9,212          $10,328      $10,569
12/31/1998             $ 9,979          $10,923      $11,522
1/31/1999              $10,504          $11,380      $12,199
2/28/1999              $ 9,998          $11,026      $11,642
3/31/1999              $10,436          $11,467      $12,255
4/30/1999              $10,805          $11,911      $12,271
5/31/1999              $10,504          $11,630      $11,894
6/30/1999              $11,211          $12,276      $12,727
7/31/1999              $11,065          $11,892      $12,322
8/31/1999              $11,094          $11,834      $12,523
9/30/1999              $11,016          $11,509      $12,260
10/31/1999             $12,155          $12,238      $13,186
11/30/1999             $12,992          $12,486      $13,898
12/31/1999             $15,085          $13,222      $15,343
1/31/2000              $15,054          $12,557      $14,624
2/29/2000              $16,801          $12,320      $15,339
3/31/2000              $17,065          $13,525      $16,437
4/30/2000              $16,212          $13,118      $15,655
5/31/2000              $15,633          $12,849      $14,866
6/30/2000              $16,913          $13,166      $15,993
7/31/2000              $16,771          $12,960      $15,326
8/31/2000              $18,701          $13,765      $16,714
9/30/2000              $17,909          $13,038      $15,133
10/31/2000             $17,025          $12,983      $14,417
11/30/2000             $14,394          $11,959      $12,292
12/31/2000             $15,031          $12,018      $11,903
1/31/2001              $15,402          $12,444      $12,725
2/28/2001              $13,249          $11,310      $10,565
3/31/2001              $12,036          $10,593      $ 9,415
4/30/2001              $13,402          $11,416      $10,606
5/31/2001              $13,391          $11,493      $10,450
6/30/2001              $12,790          $11,213      $10,208
7/31/2001              $12,298          $11,103      $ 9,953
8/31/2001              $11,336          $10,408      $ 9,139
9/30/2001              $10,057          $ 9,567      $ 8,226
10/31/2001             $10,450          $ 9,750      $ 8,658
11/30/2001             $11,227          $10,498      $ 9,490
12/31/2001             $11,475          $10,590      $ 9,472
1/31/2002              $11,123          $10,435      $ 9,304
2/28/2002              $10,673          $10,234      $ 8,918
3/31/2002              $11,178          $10,619      $ 9,227
4/30/2002              $10,585          $ 9,975      $ 8,474
5/31/2002              $10,399          $ 9,901      $ 8,269
6/30/2002              $ 9,509          $ 9,196      $ 7,504
7/31/2002              $ 8,697          $ 8,479      $ 7,091
8/31/2002              $ 8,773          $ 8,535      $ 7,112
9/30/2002              $ 7,928          $ 7,607      $ 6,375
10/31/2002             $ 8,521          $ 8,277      $ 6,959
11/30/2002             $ 9,037          $ 8,764      $ 7,337
12/31/2002             $ 8,499          $ 8,249      $ 6,831
1/31/2003              $ 8,290          $ 8,033      $ 6,665
2/28/2003              $ 8,181          $ 7,912      $ 6,634
3/31/2003              $ 8,246          $ 7,989      $ 6,758
4/30/2003              $ 8,949          $ 8,647      $ 7,257
5/31/2003              $ 9,509          $ 9,103      $ 7,620
6/30/2003              $ 9,553          $ 9,219      $ 7,724
7/31/2003              $ 9,751          $ 9,382      $ 7,917
8/31/2003              $10,047          $ 9,565      $ 8,114
9/30/2003              $ 9,839          $ 9,463      $ 8,027
10/31/2003             $10,388          $ 9,999      $ 8,478
11/30/2003             $10,508          $10,087      $ 8,566
12/31/2003             $10,915          $10,616      $ 8,863
1/31/2004              $11,035          $10,811      $ 9,044
2/29/2004              $11,145          $10,961      $ 9,101
3/31/2004              $11,014          $10,796      $ 8,932
4/30/2004              $10,871          $10,626      $ 8,828
5/31/2004              $10,992          $10,772      $ 8,993
6/30/2004              $11,277          $10,981      $ 9,105
7/31/2004              $10,552          $10,618      $ 8,591
8/31/2004              $10,454          $10,660      $ 8,548
9/30/2004              $10,585          $10,775      $ 8,629
10/31/2004             $10,772          $10,940      $ 8,764
11/30/2004             $11,079          $11,383      $ 9,065
12/31/2004             $11,541          $11,770      $ 9,421
1/31/2005              $11,068          $11,483      $ 9,107
2/28/2005              $11,068          $11,724      $ 9,204
3/31/2005              $10,761          $11,517      $ 9,036
4/30/2005              $10,585          $11,298      $ 8,864
5/31/2005              $11,003          $11,658      $ 9,293
6/30/2005              $10,948          $11,674      $ 9,259
7/31/2005              $11,343          $12,109      $ 9,711
8/31/2005              $11,156          $11,998      $ 9,586
9/30/2005              $11,211          $12,095      $ 9,630
10/31/2005             $11,101          $11,894      $ 9,537
11/30/2005             $11,650          $12,344      $ 9,948
12/31/2005             $11,574          $12,348      $ 9,917
1/31/2006              $11,881          $12,675      $10,091
2/28/2006              $11,881          $12,709      $10,075
3/31/2006              $12,035          $12,867      $10,224
4/30/2006              $12,090          $13,040      $10,210
5/31/2006              $11,585          $12,665      $ 9,864
6/30/2006              $11,595          $12,682      $ 9,825
7/31/2006              $11,354          $12,760      $ 9,638
8/31/2006              $11,628          $13,064      $ 9,938
9/30/2006              $11,892          $13,401      $10,211
10/31/2006             $12,199          $13,837      $10,570
11/30/2006             $12,441          $14,100      $10,780
12/31/2006             $12,456          $14,298      $10,817
1/31/2007              $12,613          $14,515      $11,095
2/28/2007              $12,423          $14,231      $10,886
3/31/2007              $12,512          $14,390      $10,945
4/30/2007              $13,060          $15,027      $11,460
5/31/2007              $13,630          $15,552      $11,873
6/30/2007              $13,474          $15,293      $11,696
7/31/2007              $13,217          $14,819      $11,514
8/31/2007              $13,440          $15,041      $11,698
9/30/2007              $13,944          $15,604      $12,188
10/31/2007             $14,268          $15,852      $12,602
11/30/2007             $13,698          $15,189      $12,138
12/31/2007             $13,503          $15,084      $12,094
1/31/2008              $12,618          $14,179      $11,151
2/29/2008              $12,350          $13,718      $10,930
3/31/2008              $12,257          $13,659      $10,863
4/30/2008              $12,863          $14,324      $11,434
5/31/2008              $13,399          $14,510      $11,853
6/30/2008              $12,350          $13,287      $10,999
Total Returns            23.50%           32.87%        9.99%

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    6/30/08
-------                    -------
1-Year                      -7.89%
5-Year                      +5.80%
Since Inception (1/1/02)    +1.62%

CLASS R (1/1/02-6/30/08)

                             (PERFORMANCE GRAPH)

                  FRANKLIN CAPITAL      S&P 500   RUSSELL 1000
DATE            GROWTH FUND - CLASS R    INDEX    GROWTH INDEX
----            ---------------------   -------   ------------
1/1/2002               $10,000          $10,000      $10,000
1/31/2002              $ 9,676          $ 9,854      $ 9,823
2/28/2002              $ 9,287          $ 9,664      $ 9,416
3/31/2002              $ 9,739          $10,028      $ 9,741
4/30/2002              $ 9,229          $ 9,420      $ 8,946
5/31/2002              $ 9,071          $ 9,350      $ 8,730
6/30/2002              $ 8,292          $ 8,684      $ 7,922
7/31/2002              $ 7,587          $ 8,007      $ 7,487
8/31/2002              $ 7,652          $ 8,060      $ 7,509
9/30/2002              $ 6,929          $ 7,184      $ 6,730
10/31/2002             $ 7,448          $ 7,816      $ 7,348
11/30/2002             $ 7,893          $ 8,276      $ 7,747
12/31/2002             $ 7,429          $ 7,790      $ 7,211
1/31/2003              $ 7,253          $ 7,585      $ 7,036
2/28/2003              $ 7,160          $ 7,472      $ 7,004
3/31/2003              $ 7,216          $ 7,544      $ 7,135
4/30/2003              $ 7,847          $ 8,166      $ 7,662
5/31/2003              $ 8,338          $ 8,596      $ 8,044
6/30/2003              $ 8,375          $ 8,706      $ 8,155
7/31/2003              $ 8,552          $ 8,859      $ 8,358
8/31/2003              $ 8,821          $ 9,032      $ 8,566
9/30/2003              $ 8,635          $ 8,936      $ 8,474
10/31/2003             $ 9,127          $ 9,442      $ 8,950
11/30/2003             $ 9,229          $ 9,525      $ 9,044
12/31/2003             $ 9,596          $10,025      $ 9,357
1/31/2004              $ 9,708          $10,209      $ 9,548
2/29/2004              $ 9,810          $10,351      $ 9,609
3/31/2004              $ 9,699          $10,195      $ 9,430
4/30/2004              $ 9,568          $10,035      $ 9,321
5/31/2004              $ 9,680          $10,172      $ 9,494
6/30/2004              $ 9,941          $10,370      $ 9,613
7/31/2004              $ 9,309          $10,026      $ 9,070
8/31/2004              $ 9,216          $10,067      $ 9,025
9/30/2004              $ 9,337          $10,175      $ 9,111
10/31/2004             $ 9,503          $10,331      $ 9,253
11/30/2004             $ 9,792          $10,749      $ 9,571
12/31/2004             $10,200          $11,115      $ 9,946
1/31/2005              $ 9,792          $10,844      $ 9,615
2/28/2005              $ 9,782          $11,072      $ 9,717
3/31/2005              $ 9,522          $10,876      $ 9,540
4/30/2005              $ 9,365          $10,669      $ 9,358
5/31/2005              $ 9,745          $11,009      $ 9,811
6/30/2005              $ 9,699          $11,024      $ 9,775
7/31/2005              $10,051          $11,435      $10,253
8/31/2005              $ 9,894          $11,330      $10,121
9/30/2005              $ 9,941          $11,422      $10,167
10/31/2005             $ 9,848          $11,232      $10,068
11/30/2005             $10,340          $11,656      $10,503
12/31/2005             $10,285          $11,660      $10,470
1/31/2006              $10,554          $11,969      $10,654
2/28/2006              $10,563          $12,002      $10,637
3/31/2006              $10,703          $12,151      $10,794
4/30/2006              $10,759          $12,314      $10,779
5/31/2006              $10,312          $11,960      $10,414
6/30/2006              $10,322          $11,976      $10,373
7/31/2006              $10,117          $12,050      $10,175
8/31/2006              $10,368          $12,337      $10,493
9/30/2006              $10,601          $12,655      $10,781
10/31/2006             $10,871          $13,067      $11,160
11/30/2006             $11,103          $13,315      $11,381
12/31/2006             $11,116          $13,502      $11,420
1/31/2007              $11,268          $13,706      $11,713
2/28/2007              $11,098          $13,438      $11,493
3/31/2007              $11,182          $13,589      $11,556
4/30/2007              $11,675          $14,191      $12,100
5/31/2007              $12,187          $14,686      $12,535
6/30/2007              $12,054          $14,442      $12,348
7/31/2007              $11,826          $13,994      $12,156
8/31/2007              $12,035          $14,204      $12,350
9/30/2007              $12,489          $14,735      $12,867
10/31/2007             $12,793          $14,969      $13,305
11/30/2007             $12,281          $14,344      $12,815
12/31/2007             $12,111          $14,244      $12,769
1/31/2008              $11,320          $13,390      $11,773
2/29/2008              $11,093          $12,955      $11,539
3/31/2008              $11,004          $12,899      $11,469
4/30/2008              $11,558          $13,527      $12,071
5/31/2008              $12,042          $13,702      $12,514
6/30/2008              $11,102          $12,547      $11,612
Total Returns            11.02%           25.47%       16.12%


                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS       6/30/08
-------------       -------
1-Year               -7.40%
5-Year               +6.31%
10-Year              +3.17%

ADVISOR CLASS (7/1/98-6/30/08)

                             (PERFORMANCE GRAPH)

                FRANKLIN CAPITAL GROWTH   S&P 500   RUSSELL 1000
DATE              FUND - ADVISOR CLASS     INDEX    GROWTH INDEX
----            -----------------------   -------   ------------
7/1/1998                $10,000           $10,000      $10,000
7/31/1998               $ 9,655           $ 9,894      $ 9,934
8/31/1998               $ 7,800           $ 8,463      $ 8,443
9/30/1998               $ 8,073           $ 9,005      $ 9,092
10/31/1998              $ 8,764           $ 9,738      $ 9,822
11/30/1998              $ 9,245           $10,328      $10,569
12/31/1998              $10,025           $10,923      $11,522
1/31/1999               $10,565           $11,380      $12,199
2/28/1999               $10,073           $11,026      $11,642
3/31/1999               $10,516           $11,467      $12,255
4/30/1999               $10,892           $11,911      $12,271
5/31/1999               $10,603           $11,630      $11,894
6/30/1999               $11,322           $12,276      $12,727
7/31/1999               $11,187           $11,892      $12,322
8/31/1999               $11,216           $11,834      $12,523
9/30/1999               $11,158           $11,509      $12,260
10/31/1999              $12,311           $12,238      $13,186
11/30/1999              $13,174           $12,486      $13,898
12/31/1999              $15,314           $13,222      $15,343
1/31/2000               $15,294           $12,557      $14,624
2/29/2000               $17,077           $12,320      $15,339
3/31/2000               $17,370           $13,525      $16,437
4/30/2000               $16,509           $13,118      $15,655
5/31/2000               $15,932           $12,849      $14,866
6/30/2000               $17,269           $13,166      $15,993
7/31/2000               $17,127           $12,960      $15,326
8/31/2000               $19,112           $13,765      $16,714
9/30/2000               $18,327           $13,038      $15,133
10/31/2000              $17,435           $12,983      $14,417
11/30/2000              $14,759           $11,959      $12,292
12/31/2000              $15,427           $12,018      $11,903
1/31/2001               $15,809           $12,444      $12,725
2/28/2001               $13,628           $11,310      $10,565
3/31/2001               $12,388           $10,593      $ 9,415
4/30/2001               $13,806           $11,416      $10,606
5/31/2001               $13,806           $11,493      $10,450
6/30/2001               $13,195           $11,213      $10,208
7/31/2001               $12,703           $11,103      $ 9,953
8/31/2001               $11,719           $10,408      $ 9,139
9/30/2001               $10,388           $ 9,567      $ 8,226
10/31/2001              $10,815           $ 9,750      $ 8,658
11/30/2001              $11,636           $10,498      $ 9,490
12/31/2001              $11,899           $10,590      $ 9,472
1/31/2002               $11,536           $10,435      $ 9,304
2/28/2002               $11,073           $10,234      $ 8,918
3/31/2002               $11,611           $10,619      $ 9,227
4/30/2002               $11,005           $ 9,975      $ 8,474
5/31/2002               $10,829           $ 9,901      $ 8,269
6/30/2002               $ 9,902           $ 9,196      $ 7,504
7/31/2002               $ 9,075           $ 8,479      $ 7,091
8/31/2002               $ 9,152           $ 8,535      $ 7,112
9/30/2002               $ 8,281           $ 7,607      $ 6,375
10/31/2002              $ 8,899           $ 8,277      $ 6,959
11/30/2002              $ 9,450           $ 8,764      $ 7,337
12/31/2002              $ 8,899           $ 8,249      $ 6,831
1/31/2003               $ 8,689           $ 8,033      $ 6,665
2/28/2003               $ 8,579           $ 7,912      $ 6,634
3/31/2003               $ 8,656           $ 7,989      $ 6,758
4/30/2003               $ 9,406           $ 8,647      $ 7,257
5/31/2003               $10,002           $ 9,103      $ 7,620
6/30/2003               $10,057           $ 9,219      $ 7,724
7/31/2003               $10,266           $ 9,382      $ 7,917
8/31/2003               $10,597           $ 9,565      $ 8,114
9/30/2003               $10,376           $ 9,463      $ 8,027
10/31/2003              $10,972           $ 9,999      $ 8,478
11/30/2003              $11,104           $10,087      $ 8,566
12/31/2003              $11,540           $10,616      $ 8,863
1/31/2004               $11,684           $10,811      $ 9,044
2/29/2004               $11,805           $10,961      $ 9,101
3/31/2004               $11,684           $10,796      $ 8,932
4/30/2004               $11,540           $10,626      $ 8,828
5/31/2004               $11,673           $10,772      $ 8,993
6/30/2004               $11,993           $10,981      $ 9,105
7/31/2004               $11,230           $10,618      $ 8,591
8/31/2004               $11,130           $10,660      $ 8,548
9/30/2004               $11,274           $10,775      $ 8,629
10/31/2004              $11,484           $10,940      $ 8,764
11/30/2004              $11,827           $11,383      $ 9,065
12/31/2004              $12,325           $11,770      $ 9,421
1/31/2005               $11,839           $11,483      $ 9,107
2/28/2005               $11,839           $11,724      $ 9,204
3/31/2005               $11,529           $11,517      $ 9,036
4/30/2005               $11,341           $11,298      $ 8,864
5/31/2005               $11,805           $11,658      $ 9,293
6/30/2005               $11,750           $11,674      $ 9,259
7/31/2005               $12,182           $12,109      $ 9,711
8/31/2005               $12,004           $11,998      $ 9,586
9/30/2005               $12,071           $12,095      $ 9,630
10/31/2005              $11,949           $11,894      $ 9,537
11/30/2005              $12,558           $12,344      $ 9,948
12/31/2005              $12,491           $12,348      $ 9,917
1/31/2006               $12,825           $12,675      $10,091
2/28/2006               $12,837           $12,709      $10,075
3/31/2006               $13,015           $12,867      $10,224
4/30/2006               $13,093           $13,040      $10,210
5/31/2006               $12,547           $12,665      $ 9,864
6/30/2006               $12,569           $12,682      $ 9,825
7/31/2006               $12,324           $12,760      $ 9,638
8/31/2006               $12,636           $13,064      $ 9,938
9/30/2006               $12,926           $13,401      $10,211
10/31/2006              $13,271           $13,837      $10,570
11/30/2006              $13,549           $14,100      $10,780
12/31/2006              $13,568           $14,298      $10,817
1/31/2007               $13,761           $14,515      $11,095
2/28/2007               $13,557           $14,231      $10,886
3/31/2007               $13,671           $14,390      $10,945
4/30/2007               $14,284           $15,027      $11,460
5/31/2007               $14,909           $15,552      $11,873
6/30/2007               $14,750           $15,293      $11,696
7/31/2007               $14,489           $14,819      $11,514
8/31/2007               $14,739           $15,041      $11,698
9/30/2007               $15,307           $15,604      $12,188
10/31/2007              $15,682           $15,852      $12,602
11/30/2007              $15,057           $15,189      $12,138
12/31/2007              $14,862           $15,084      $12,094
1/31/2008               $13,897           $14,179      $11,151
2/29/2008               $13,623           $13,718      $10,930
3/31/2008               $13,527           $13,659      $10,863
4/30/2008               $14,207           $14,324      $11,434
5/31/2008               $14,815           $14,510      $11,853
6/30/2008               $13,659           $13,287      $10,999
Total Returns             36.59%            32.87%        9.99%

ENDNOTES

SPECIAL RISKS ARE INVOLVED WITH SIGNIFICANT EXPOSURE TO A PARTICULAR SECTOR, INCLUDING INCREASED SUSCEPTIBILITY RELATED TO ECONOMIC, BUSINESS OR OTHER DEVELOPMENTS AFFECTING THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES TECHNOLOGY STOCKS, A SECTOR THAT HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND CAN ALSO INVEST IN FOREIGN COMPANY STOCKS, WHICH INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND RISKS OF POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed.
                 These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Source: (C) 2008 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.


                                10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 1/1/08      VALUE 6/30/08   PERIOD* 1/1/08-6/30/08
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                          $1,000            $  918.30             $4.48
Hypothetical (5% return before expenses)        $1,000            $1,020.19             $4.72

CLASS B
Actual                                          $1,000            $  914.60             $8.09
Hypothetical (5% return before expenses)        $1,000            $1,016.41             $8.52

CLASS C
Actual                                          $1,000            $  914.60             $8.09
Hypothetical (5% return before expenses)        $1,000            $1,016.41             $8.52

CLASS R
Actual                                          $1,000            $  916.70             $5.72
Hypothetical (5% return before expenses)        $1,000            $1,018.90             $6.02

ADVISOR CLASS
Actual                                          $1,000            $  919.00             $3.34
Hypothetical (5% return before expenses)        $1,000            $1,021.38             $3.52

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.94%; B: 1.70%; C: 1.70%; R: 1.20%; and
     Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                               12 | Annual Report

Franklin Capital Growth Fund

FINANCIAL HIGHLIGHTS

                                                                          YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------
CLASS A                                              2008         2007         2006          2005           2004
-------                                            --------     --------     --------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  12.86     $  11.19     $  10.52     $    10.76     $     9.06
                                                   --------     --------     --------     ----------     ----------
Income from investment operations(a):
   Net investment income(b) ....................       0.05         0.04         0.02           0.04           0.01
   Net realized and unrealized gains (losses) ..      (0.98)        1.84         0.69          (0.28)          1.71
                                                   --------     --------     --------     ----------     ----------
Total from investment operations ...............      (0.93)        1.88         0.71          (0.24)          1.72
                                                   --------     --------     --------     ----------     ----------
Less distributions from:
   Net investment income .......................      (0.10)       (0.01)       (0.04)            --          (0.02)
   Net realized gains ..........................      (0.48)       (0.20)          --             --             --
                                                   --------     --------     --------     ----------     ----------
Total distributions ............................      (0.58)       (0.21)       (0.04)            --          (0.02)
                                                   --------     --------     --------     ----------     ----------
Redemption fees(c) .............................         --           --           --             --             --
                                                   --------     --------     --------     ----------     ----------
Net asset value, end of year ...................   $  11.35     $  12.86     $  11.19     $    10.52     $    10.76
                                                   ========     ========     ========     ==========     ==========
Total return(d) ................................      (7.62)%      17.03%        6.74%         (2.23)%        18.95%

RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       0.93%(e)     0.92%(e)     0.95%(e)       0.96%(e)       0.96%
Net investment income ..........................       0.43%        0.38%        0.16%          0.41%          0.06%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $715,169     $848,648     $907,377     $1,089,510     $1,218,132
Portfolio turnover rate ........................      32.38%       29.47%       40.34%         48.24%         51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 13

Franklin Capital Growth Fund

                                                                         YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------
CLASS B                                              2008         2007         2006          2005           2004
-------                                            --------     --------     --------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  12.17     $  10.67     $  10.07     $    10.37     $     8.79
                                                   --------     --------     --------     ----------     ----------
Income from investment operations(a):

   Net investment income (loss)(b) .............      (0.04)       (0.04)       (0.06)         (0.03)         (0.07)

   Net realized and unrealized gains (losses) ..      (0.93)        1.74         0.66          (0.27)          1.65
                                                   --------     --------     --------     ----------     ----------
Total from investment operations ...............      (0.97)        1.70         0.60          (0.30)          1.58
                                                   --------     --------     --------     ----------     ----------
Less distributions from net realized gains .....      (0.48)       (0.20)          --             --             --
                                                   --------     --------     --------     ----------     ----------
Redemption fees(c) .............................         --           --           --             --             --
                                                   --------     --------     --------     ----------     ----------
Net asset value, end of year ...................   $  10.72     $  12.17     $  10.67     $    10.07     $    10.37
                                                   ========     ========     ========     ==========     ==========
Total return(d) ................................      (8.39)%      16.12%        5.96%         (2.89)%        17.97%

RATIOS TO AVERAGE NET ASSETS

Expenses .......................................       1.69%(e)     1.69%(e)     1.70%(e)       1.71%(e)       1.71%

Net investment income (loss) ...................      (0.33)%      (0.39)%      (0.59)%        (0.34)%        (0.69)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ................   $ 47,700     $ 63,677     $ 65,383     $   73,734     $   83,622

Portfolio turnover rate ........................      32.38%       29.47%       40.34%         48.24%         51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               14 | Annual Report

Franklin Capital Growth Fund

                                                                         YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------
CLASS C                                              2008         2007         2006          2005          2004
-------                                            --------     --------     --------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  12.05     $  10.56     $   9.97     $    10.27     $     8.70
                                                   --------     --------     --------     ----------     ----------
Income from investment operations(a):

   Net investment income (loss)(b) .............      (0.04)       (0.04)       (0.06)         (0.03)         (0.07)

   Net realized and unrealized gains (losses) ..      (0.92)        1.73         0.65          (0.27)          1.64
                                                   --------     --------     --------     ----------     ----------
Total from investment operations ...............      (0.96)        1.69         0.59          (0.30)          1.57
                                                   --------     --------     --------     ----------     ----------
Less distributions from:

   Net investment income .......................      (0.01)          --           --             --             --

   Net realized gains ..........................      (0.48)       (0.20)          --             --             --
                                                   --------     --------     --------     ----------     ----------
Total distributions ............................      (0.49)       (0.20)          --             --             --
                                                   --------     --------     --------     ----------     ----------
Redemption fees(c) .............................         --           --           --             --             --
                                                   --------     --------     --------     ----------     ----------
Net asset value, end of year ...................   $  10.60     $  12.05     $  10.56     $     9.97     $    10.27
                                                   ========     ========     ========     ==========     ==========
Total return(d) ................................     (8.34)%       16.20%        5.92%         (2.92)%        18.05%

RATIOS TO AVERAGE NET ASSETS

Expenses .......................................       1.69%(e)     1.68%(e)     1.69%(e)       1.71%(e)       1.71%

Net investment income (loss) ...................     (0.33)%       (0.38)%      (0.58)%        (0.34)%        (0.69)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ................   $108,883     $131,399     $134,671     $  162,603     $  195,559

Portfolio turnover rate ........................      32.38%       29.47%       40.34%         48.24%         51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Franklin Capital Growth Fund

                                                                         YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------
CLASS R                                              2008         2007         2006          2005           2004
-------                                            --------     --------     --------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  12.73     $  11.09     $  10.44     $    10.70     $    9.03
                                                   --------     --------     --------     ----------     ----------
Income from investment operations(a):

   Net investment income (loss)(b) .............       0.02         0.01        (0.01)          0.02          (0.02)

   Net realized and unrealized gains (losses) ..      (0.98)        1.83         0.68          (0.28)          1.71
                                                   --------     --------     --------     ----------     ----------
Total from investment operations ...............      (0.96)        1.84         0.67          (0.26)          1.69
                                                   --------     --------     --------     ----------     ----------
Less distributions from:

   Net investment income .......................      (0.06)          --        (0.02)            --          (0.02)

   Net realized gains .........................       (0.48)       (0.20)          --             --             --
                                                   --------     --------     --------     ----------     ----------
Total distributions ............................      (0.54)       (0.20)       (0.02)            --          (0.02)
                                                   --------     --------     --------     ----------     ----------
Redemption fees(c) .............................         --           --           --             --             --
                                                   --------     --------     --------     ----------     ----------
Net asset value, end of year ...................   $  11.23     $  12.73     $  11.09     $    10.44     $    10.70
                                                   ========     ========     ========     ==========     ==========
Total return(d) ................................      (7.89)%      16.78%        6.42%         (2.43)%        18.68%

RATIOS TO AVERAGE NET ASSETS

Expenses .......................................       1.19%(e)     1.19%(e)     1.20%(e)       1.21%(e)       1.21%

Net investment income (loss) ...................       0.17%        0.11%       (0.09)%         0.16%         (0.19)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) ................   $ 19,065     $ 31,070     $ 36,295     $   39,421     $   36,779

Portfolio turnover rate ........................      32.38%       29.47%       40.34%         48.24%         51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin Capital Growth Fund

                                                                        YEAR ENDED JUNE 30,
                                                   ------------------------------------------------------------
ADVISOR CLASS                                        2008         2007         2006         2005         2004
-------------                                      --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............   $  12.98     $  11.29     $  10.62     $  10.84     $   9.12
                                                   --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) ....................       0.08         0.08         0.05         0.07         0.03
   Net realized and unrealized gains (losses)         (0.99)        1.85         0.69        (0.29)        1.72
                                                   --------     --------     --------     --------     --------
Total from investment operations ...............      (0.91)        1.93         0.74        (0.22)        1.75
                                                   --------     --------     --------     --------     --------
Less distributions from:
   Net investment income .......................      (0.13)       (0.04)       (0.07)          --        (0.03)
   Net realized gains ..........................      (0.48)       (0.20)          --           --           --
                                                   --------     --------     --------     --------     --------
Total distributions ............................      (0.61)       (0.24)       (0.07)          --        (0.03)
                                                   --------     --------     --------     --------     --------
Redemption fees(c) .............................         --           --           --           --           --
                                                   --------     --------     --------     --------     --------
Net asset value, end of year ...................   $  11.46     $  12.98     $  11.29     $  10.62     $  10.84
                                                   ========     ========     ========     ========     ========
Total return ...................................      (7.40)%      17.35%        6.97%       (2.03)%      19.26%
RATIOS TO AVERAGE NET ASSETS
Expenses .......................................       0.69%(d)     0.69%(d)     0.70%(d)     0.71%(d)     0.71%
Net investment income ..........................       0.67%        0.61%        0.41%        0.66%        0.31%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ................   $442,199     $460,157     $332,849     $319,724     $224,139
Portfolio turnover rate ........................      32.38%       29.47%       40.34%       48.24%       51.96%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 17

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2008

                                                        COUNTRY        SHARES        VALUE
                                                     -------------   ---------   ------------
       COMMON STOCKS 97.5%
       CONSUMER DISCRETIONARY 8.0%
       Best Buy Co. Inc. .........................   United States     220,900   $  8,747,640
       Carnival Corp. ............................   United States     541,900     17,861,024
       Harley-Davidson Inc. ......................   United States     555,200     20,131,552
       International Game Technology .............   United States     221,029      5,521,304
       Lowe's Cos. Inc. ..........................   United States     668,700     13,875,525
       Starwood Hotels & Resorts Worldwide Inc. ..   United States     204,600      8,198,322
       Target Corp. ..............................   United States     304,800     14,170,152
       The Walt Disney Co. .......................   United States     557,290     17,387,448
                                                                                 ------------
                                                                                  105,892,967
                                                                                 ------------
       CONSUMER STAPLES 6.9%
       Bunge Ltd. ................................   United States     124,800     13,439,712
       CVS Caremark Corp. ........................   United States     514,700     20,366,679
(a)    Hansen Natural Corp. ......................   United States     641,400     18,485,148
       PepsiCo Inc. ..............................   United States     293,600     18,670,024
       The Procter & Gamble Co. ..................   United States     353,200     21,478,092
                                                                                 ------------
                                                                                   92,439,655
                                                                                 ------------
       ENERGY 8.5%
       Devon Energy Corp. ........................   United States     162,400     19,513,984
       Halliburton Co. ...........................   United States     422,500     22,422,075
(a)    National-Oilwell Varco Inc. ...............   United States     195,100     17,309,272
       Occidental Petroleum Corp. ................   United States     116,900     10,504,634
       Peabody Energy Corp. ......................   United States     212,500     18,710,625
(a, b) Petroplus Holdings AG, 144A ...............    Switzerland      156,900      8,432,511
       Schlumberger Ltd. .........................   United States     153,000     16,436,790
                                                                                 ------------
                                                                                  113,329,891
                                                                                 ------------
       FINANCIALS 7.5%
       AFLAC Inc. ................................   United States     305,700     19,197,960
       American Express Co. ......................   United States     414,800     15,625,516
(a)    Berkshire Hathaway Inc., A ................   United States         184     22,218,000
       BlackRock Inc. ............................   United States     111,800     19,788,600
       iStar Financial Inc. ......................   United States     693,200      9,157,172
       Wells Fargo & Co. .........................   United States     574,600     13,646,750
                                                                                 ------------
                                                                                   99,633,998
                                                                                 ------------
       HEALTH CARE 14.1%
(a)    Celgene Corp. .............................   United States     331,700     21,185,679
       Covidien Ltd. .............................   United States     333,800     15,985,682
(a)    Genentech Inc. ............................   United States     205,600     15,605,040
(a)    Gilead Sciences Inc. ......................   United States     342,700     18,145,965
       Johnson & Johnson .........................   United States     442,010     28,438,923
       Roche Holding AG, ADR .....................    Switzerland      412,600     36,979,275
       Schering-Plough Corp. .....................   United States   1,021,600     20,115,304
       Teva Pharmaceutical Industries Ltd., ADR ..       Israel        332,500     15,228,500
(a)    Varian Medical Systems Inc. ...............   United States     223,300     11,578,105
(a)    WellPoint Inc. ............................   United States     104,800      4,994,768
                                                                                 ------------
                                                                                  188,257,241
                                                                                 ------------


                               18 | Annual Report

Franklin Capital Growth Fund

                                                          COUNTRY        SHARES        VALUE
                                                       -------------   ---------   ------------
COMMON STOCKS (CONTINUED)
INDUSTRIALS 12.3%
      3M Co. .......................................   United States     276,300   $ 19,227,717
(a)   ABB Ltd., ADR ................................    Switzerland      586,100     16,598,352
      The Boeing Co. ...............................   United States     177,900     11,691,588
      C.H. Robinson Worldwide Inc. .................   United States     267,300     14,658,732
      Danaher Corp. ................................   United States     364,700     28,191,310
      Expeditors International of Washington Inc. ..   United States     324,200     13,940,600
      FedEx Corp. ..................................   United States     168,000     13,236,720
      Precision Castparts Corp. ....................   United States     212,000     20,430,440
      United Technologies Corp. ....................   United States     427,100     26,352,070
                                                                                   ------------
                                                                                    164,327,529
                                                                                   ------------
      INFORMATION TECHNOLOGY 28.1%
(a)   Activision Inc. ..............................   United States     661,200     22,527,084
(a)   Adobe Systems Inc. ...........................   United States     491,700     19,368,063
(a)   Agilent Technologies Inc. ....................   United States     861,500     30,617,710
(a)   Apple Inc. ...................................   United States      74,900     12,541,256
(a)   Autodesk Inc. ................................   United States     463,700     15,677,697
(a)   Cisco Systems Inc. ...........................   United States   1,387,300     32,268,598
(a)   Dell Inc. ....................................   United States     820,200     17,945,976
(a)   FLIR Systems Inc. ............................   United States     327,800     13,298,846
(a)   Google Inc., A ...............................   United States      36,300     19,109,046
      Harris Corp. .................................   United States     287,400     14,510,826
      Intel Corp. ..................................   United States     913,200     19,615,536
      KLA-Tencor Corp. .............................   United States     325,600     13,255,176
      MasterCard Inc., A ...........................   United States      47,500     12,612,200
      Microsoft Corp. ..............................   United States     764,400     21,028,644
      Nokia Corp., ADR .............................      Finland        521,900     12,786,550
(a)   NVIDIA Corp. .................................   United States     368,200      6,892,704
      Paychex Inc. .................................   United States     539,900     16,888,072
      QUALCOMM Inc. ................................   United States     695,900     30,877,083
(a)   Research In Motion Ltd. ......................      Canada         121,000     14,144,900
(a)    Visa Inc., A ................................   United States     351,800     28,604,858
                                                                                   ------------
                                                                                    374,570,825
                                                                                   ------------
      MATERIALS 2.4%
      Cemex SAB de CV, CPO, ADR ....................       Mexico        831,621     20,541,039
      Goldcorp Inc. ................................       Canada        237,100     10,946,907
                                                                                   ------------
                                                                                     31,487,946
                                                                                   ------------
      TELECOMMUNICATION SERVICES 5.7%
      America Movil SAB de CV, L, ADR ..............       Mexico        316,900     16,716,475
(a)   American Tower Corp., A ......................   United States     737,900     31,176,275
(a)   MetroPCS Communications Inc. .................   United States     442,900      7,843,759
      Rogers Communications Inc., B ................       Canada        515,000     19,967,070
                                                                                   ------------
                                                                                     75,703,579
                                                                                   ------------


                               Annual Report | 19

Franklin Capital Growth Fund

                                                             COUNTRY        SHARES          VALUE
                                                         --------------   ----------   --------------
    COMMON STOCKS (CONTINUED)
    UTILITIES 4.0%
    International Power PLC                              United Kingdom    3,588,400   $   30,883,639
    Public Service Enterprise Group Inc.                  United States      496,400       22,799,652
                                                                                       --------------
                                                                                           53,683,291
                                                                                       --------------
    TOTAL COMMON STOCKS (COST $1,098,137,875)                                           1,299,326,922
                                                                                       --------------
    SHORT TERM INVESTMENT (COST $26,551,347) 2.0%
    MONEY MARKET FUND 2.0%
(c) Franklin Institutional Fiduciary Trust Money
    Market Portfolio, 2.17%                               United States   26,551,347       26,551,347
                                                                                       --------------
    TOTAL INVESTMENTS (COST $1,124,689,222) 99.5%                                       1,325,878,269
    OTHER ASSETS, LESS LIABILITIES 0.5%                                                     7,136,300
                                                                                       --------------
    NET ASSETS 100.0%                                                                  $1,333,014,569
                                                                                       ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation

(a)  Non-income producing for the twelve months ended June 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the value of this security was $8,432,511, representing 0.63% of net assets.

(c) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               20 | Annual Report

Franklin Capital Growth Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ............................   $1,098,137,875
      Cost - Sweep Money Fund (Note 7) .......................       26,551,347
                                                                 --------------
      Total cost of investments ..............................   $1,124,689,222
                                                                 ==============
      Value - Unaffiliated issuers ...........................   $1,299,326,922
      Value - Sweep Money Fund (Note 7) ......................       26,551,347
                                                                 --------------
      Total value of investments .............................    1,325,878,269
   Receivables:
      Investment securities sold .............................       12,220,287
      Capital shares sold ....................................          560,558
      Dividends ..............................................          320,730
   Other assets ..............................................           50,823
                                                                 --------------
         Total assets ........................................    1,339,030,667
                                                                 --------------
Liabilities:
   Payables:
      Capital shares redeemed ................................        4,400,172
      Affiliates .............................................        1,296,421
   Accrued expenses and other liabilities ....................          319,505
                                                                 --------------
         Total liabilities ...................................        6,016,098
                                                                 --------------
            Net assets, at value .............................   $1,333,014,569
                                                                 ==============
Net assets consist of:
   Paid-in capital ...........................................   $1,137,548,988
   Undistributed net investment income .......................        4,368,087
   Net unrealized appreciation (depreciation) ................      201,188,693
   Accumulated net realized gain (loss) ......................      (10,091,199)
                                                                 --------------
            Net assets, at value .............................   $1,333,014,569
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

Franklin Capital Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2008

CLASS A:
   Net assets, at value ......................................   $  715,169,218
                                                                 --------------
   Shares outstanding ........................................       62,994,278
                                                                 --------------
   Net asset value per share(a) ..............................   $        11.35
                                                                 --------------
   Maximum offering price per share (net asset value
      per share / 94.25%) ....................................   $        12.04
                                                                 --------------
CLASS B:
   Net assets, at value ......................................   $   47,699,759
                                                                 --------------
   Shares outstanding ........................................        4,451,644
                                                                 --------------
   Net asset value and maximum offering price per share(a) ...   $        10.72
                                                                 --------------
CLASS C:
   Net assets, at value ......................................   $  108,882,555
                                                                 --------------
   Shares outstanding ........................................       10,273,714
                                                                 --------------
   Net asset value and maximum offering price per share(a) ...   $        10.60
                                                                 --------------
CLASS R:
   Net assets, at value ......................................   $   19,064,533
                                                                 --------------
   Shares outstanding ........................................        1,697,629
                                                                 --------------
   Net asset value and maximum offering price per share(a) ...           $11.23
                                                                 --------------
ADVISOR CLASS:
   Net assets, at value ......................................   $  442,198,504
                                                                 --------------
   Shares outstanding ........................................       38,588,426
                                                                 --------------
   Net asset value and maximum offering price per share(a) ...   $        11.46
                                                                 --------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

Franklin Capital Growth Fund

STATEMENT OF OPERATIONS
for the year ended June 30, 2008

Investment income:
   Dividends:
      Unaffiliated issuers ................................   $  17,695,567
      Sweep Money Fund (Note 7) ...........................       2,249,351
                                                              -------------
         Total investment income ..........................      19,944,918
                                                              -------------
Expenses:
   Management fees (Note 3a) ..............................       6,635,529
   Distribution fees: (Note 3c)
      Class A .............................................       1,918,827
      Class B .............................................         567,525
      Class C .............................................       1,223,659
      Class R .............................................         130,088
   Transfer agent fees (Note 3e) ..........................       2,981,627
   Custodian fees (Note 4) ................................          35,325
   Reports to shareholders ................................         152,218
   Registration and filing fees ...........................         115,082
   Professional fees ......................................          41,614
   Trustees' fees and expenses ............................          92,572
   Other ..................................................          33,998
                                                              -------------
         Total expenses ...................................      13,928,064
         Expense reductions (Note 4) ......................          (1,581)
                                                              -------------
            Net expenses ..................................      13,926,483
                                                              -------------
               Net investment income ......................       6,018,435
                                                              -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .........................................      13,839,044
      Foreign currency transactions .......................         218,832
                                                              -------------
               Net realized gain (loss) ...................      14,057,876
                                                              -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................    (133,458,721)
      Translation of assets and liabilities denominated in
         foreign currencies ...............................             (64)
                                                              -------------
               Net change in unrealized appreciation
                  (depreciation) ..........................    (133,458,785)
                                                              -------------
Net realized and unrealized gain (loss) ...................    (119,400,909)
                                                              -------------
Net increase (decrease) in net assets resulting
   from operations ........................................   $(113,382,474)
                                                              =============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Franklin Capital Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED JUNE 30,
                                                                     ---------------------------------
                                                                          2008              2007
                                                                     ---------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ......................................   $     6,018,435   $     4,947,581
      Net realized gain (loss) from investments and foreign
         currency transactions ...................................        14,057,876        63,588,462
      Net change in unrealized appreciation (depreciation)
         on investments and translation of assets and
         liabilities denominated in foreign currencies ...........      (133,458,785)      166,708,823
                                                                     ---------------   ---------------
            Net increase (decrease) in net assets resulting
               from operations ...................................      (113,382,474)      235,244,866
                                                                     ---------------   ---------------
   Distributions to shareholders from:
      Net investment income:
         Class A .................................................        (6,208,331)         (962,432)
         Class C .................................................           (61,126)               --
         Class R .................................................          (135,308)               --
         Advisor Class ...........................................        (4,624,813)       (1,340,985)
      Net realized gains:
         Class A .................................................       (30,913,688)      (15,125,000)
         Class B .................................................        (2,353,738)       (1,162,152)
         Class C .................................................        (5,108,186)       (2,371,121)
         Class R .................................................        (1,092,609)         (572,089)
         Advisor Class ...........................................       (17,406,833)       (6,336,078)
                                                                     ---------------   ---------------
   Total distributions to shareholders ...........................       (67,904,632)      (27,869,857)
                                                                     ---------------   ---------------
   Capital share transactions: (Note 2)
         Class A .................................................       (35,263,366)     (180,341,815)
         Class B .................................................        (8,926,727)      (10,115,570)
         Class C .................................................        (7,007,650)      (20,287,697)
         Class R .................................................        (8,866,113)       (9,739,945)
         Advisor Class ...........................................        39,409,629        71,427,866
                                                                     ---------------   ---------------
   Total capital share transactions ..............................       (20,654,227)     (149,057,161)
                                                                     ---------------   ---------------
   Redemption fees ...............................................             5,351            58,111
                                                                     ---------------   ---------------
            Net increase (decrease) in net assets ................      (201,935,982)       58,375,959
Net assets:
   Beginning of year .............................................     1,534,950,551     1,476,574,592
                                                                     ---------------   ---------------
   End of year ...................................................   $ 1,333,014,569   $ 1,534,950,551
                                                                     ===============   ===============
Undistributed net investment income (loss) included in net assets:
   End of year ...................................................   $     4,368,087   $     4,405,861
                                                                     ===============   ===============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Franklin Capital Growth Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                               Annual Report | 25

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.


                                26| Annual Report

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               Annual Report | 27

Franklin Capital Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                                       YEAR ENDED JUNE 30,
                                    ---------------------------------------------------------
                                                2008                          2007
                                    ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                    -----------   -------------   -----------   -------------
CLASS A SHARES:
Shares sold .....................     7,852,650   $  96,439,348     8,858,155   $ 104,856,492
   Shares issued in reinvestment
      of distributions ..........     2,691,489      33,535,948     1,243,216      14,632,657
   Shares redeemed ..............   (13,520,869)   (165,238,662)  (25,195,722)   (299,830,964)
                                    -----------   -------------   -----------   -------------
   Net increase (decrease) ......    (2,976,730)  $ (35,263,366)  (15,094,351)  $(180,341,815)
                                    ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ..................       164,861   $   1,934,352       157,466   $   1,778,806
   Shares issued in reinvestment
      of distributions ..........       185,313       2,188,541        97,119       1,086,761
   Shares redeemed ..............    (1,131,688)    (13,049,620)   (1,151,189)    (12,981,137)
                                    -----------   -------------   -----------   -------------
   Net increase (decrease) ......      (781,514)  $  (8,926,727)     (896,604)  $ (10,115,570)
                                    ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ..................     1,255,021   $  14,447,224     1,245,941   $  13,928,423
   Shares issued in reinvestment
      of distributions ..........       413,562       4,830,403       200,343       2,217,793
   Shares redeemed ..............    (2,303,283)    (26,285,277)   (3,289,564)    (36,433,913)
                                    -----------   -------------   -----------   -------------
   Net increase (decrease) ......      (634,700)  $  (7,007,650)   (1,843,280)  $ (20,287,697)
                                    ===========   =============   ===========   =============
CLASS R SHARES:
   Shares sold ..................       399,781   $   4,876,730       507,592   $   5,915,099
   Shares issued in reinvestment
      of distributions ..........        99,096       1,222,839        48,981         571,609
   Shares redeemed ..............    (1,242,731)    (14,965,682)   (1,387,133)    (16,226,653)
                                    -----------   -------------   -----------   -------------
   Net increase (decrease) ......      (743,854)  $  (8,866,113)     (830,560)  $  (9,739,945)
                                    ===========   =============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold ..................     4,576,153   $  56,184,267     7,017,119   $  83,608,698
   Shares issued in reinvestment
      of distributions ..........     1,735,854      21,802,329       636,501       7,548,901
   Shares redeemed ..............    (3,174,752)    (38,576,967)   (1,672,699)    (19,729,733)
                                    -----------   -------------   -----------   -------------
   Net increase (decrease) ......     3,137,255   $  39,409,629     5,980,921   $  71,427,866
                                    ===========   =============   ===========   =============


                               28 | Annual Report

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                  AFFILIATION
----------                                             ----------------------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor    Transfer agent
Services)

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                         NET ASSETS
-------------------   -------------------------------------------------------
0.625%                Up to and including $100 million
0.500%                Over $100 million, up to and including $250 million
0.450%                Over $250 million, up to and including $7.5 billion
0.440%                Over $7.5 billion, up to and including $10 billion
0.430%                Over $10 billion, up to and including $12.5 billion
0.420%                Over $12.5 billion, up to and including $15 billion
0.400%                In excess of $15 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE                         NET ASSETS
-------------------   -------------------------------------------------------
0.625%                Up to and including $100 million
0.500%                Over $100 million, up to and including $250 million
0.450%                Over $250 million, up to and including $10 billion
0.440%                Over $10 billion, up to and including $12.5 billion
0.420%                Over $12.5 billion, up to and including $15 billion
0.400%                In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                               Annual Report | 29

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ............................................   0.25%
Class B ............................................   1.00%
Class C ............................................   1.00%
Class R ............................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers .....................   $225,696
Contingent deferred sales charges retained .........   $ 55,453

E. TRANSFER AGENT FEES

For the year ended June 30, 2008, the Fund paid transfer agent fees of $2,981,627, of which $2,195,980 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.


                               30 | Annual Report

Franklin Capital Growth Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2009 ............................................    3,708,341
   2010 ............................................    2,955,708
                                                       ----------
                                                       $6,664,049(a)
                                                       ==========

(a) Includes $6,664,049 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations.

During the year ended June 30, 2008, the Fund utilized $3,708,341 of capital loss carryforwards.

The tax character of distributions paid during the years ended June 30, 2008 and 2007, was as follows:

                                            2008          2007
                                        -----------   -----------
Distributions paid from:
   Ordinary income ..................   $14,575,465   $ 2,303,417
   Long term capital gain ...........    53,329,167    25,566,440
                                        -----------   -----------
                                        $67,904,632   $27,869,857
                                        ===========   ===========

At June 30, 2008, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............................   $1,128,265,840
                                                   ==============
Unrealized appreciation ........................   $  285,043,826
Unrealized depreciation ........................      (87,431,397)
                                                   --------------
Net unrealized appreciation (depreciation) .....   $  197,612,429
                                                   ==============
Distributable earnings - undistributed
   ordinary income .............................   $    4,517,555
                                                   ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


                               Annual Report | 31

Franklin Capital Growth Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2008, aggregated $457,642,649 and $506,735,403, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                               32 | Annual Report

Franklin Capital Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN CAPITAL GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Capital Growth Fund (the "Fund") at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 19, 2008


                               Annual Report | 33

Franklin Capital Growth Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $9,862,291 as a long term capital gain dividend for the fiscal year ended June 30, 2008.

Under Section 854(b)(2) of the Code, the Fund designates 90.72% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2008.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $16,770,404 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended June 30, 2008. Distributions, including qualified dividend income, paid during calendar year 2008 will be reported to shareholders on Form 1099-DIV in January 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $696,917 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2008.


                               34 | Annual Report

Franklin Capital Growth Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                     NUMBER OF PORTFOLIOS
                                                                        IN FUND COMPLEX
NAME, YEAR OF BIRTH AND                            LENGTH OF TIME         OVERSEEN BY
ADDRESS                             POSITION           SERVED            BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------         ---------------  ------------------  --------------------  ---------------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1982          143                   Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).

ROBERT F. CARLSON (1928)        Trustee          Since 2007          122                   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS)
(1971-January 2008); member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee          Since 2007          122                   Chevron Corporation (global energy
One Franklin Parkway                                                                       company) and ICO Global Communications
San Mateo, CA 94403-1906                                                                   (Holdings) Limited (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee          Since 2003          143                   Hess Corporation (exploration and
One Franklin Parkway                                                                       refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                   Company (processed foods and allied
                                                                                           products), RTI International Metals,
                                                                                           Inc. (manufacture and distribution of
                                                                                           titanium), Canadian National Railway
                                                                                           (railroad) and White Mountains
                                                                                           Insurance Group, Ltd. (holding
                                                                                           company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).


                               Annual Report | 35

                                                                     NUMBER OF PORTFOLIOS
                                                                        IN FUND COMPLEX
NAME, YEAR OF BIRTH AND                            LENGTH OF TIME         OVERSEEN BY
ADDRESS                             POSITION           SERVED            BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------         ---------------  ------------------  --------------------  ---------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee          Since 1960          122                   Center for Creative Land Recycling
One Franklin Parkway                                                                       (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee          Since 2005          143                   Hess Corporation (exploration and
One Franklin Parkway                                                                       refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                   Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)        Trustee          Since 2007          143                   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead             Trustee since       122                   None
One Franklin Parkway            Independent      2006 and Lead
San Mateo, CA 94403-1906        Trustee          Independent
                                                 Trustee since
                                                 January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice
President and Partner, Bain & Company (consulting firm) (1986-1990).


                               36 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                     NUMBER OF PORTFOLIOS
                                                                        IN FUND COMPLEX
NAME, YEAR OF BIRTH AND                            LENGTH OF TIME         OVERSEEN BY
ADDRESS                             POSITION           SERVED            BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------         ---------------  ------------------  --------------------  ---------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and      Trustee since       143                   None
One Franklin Parkway            Chairman of      1976 and
San Mateo, CA 94403-1906        the Board        Chairman of the
                                                 Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin
Templeton Investments.

**GREGORY E. JOHNSON (1961)     Trustee          Since 2007          94                    None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief            Chief Compliance    Not Applicable        Not Applicable
One Franklin Parkway            Compliance       Officer since 2004
San Mateo, CA 94403-1906        Officer and      and Vice
                                Vice President   President - AML
                                - AML            Compliance since
                                Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)       Treasurer,       Treasurer since     Not Applicable        Not Applicable
One Franklin Parkway            Chief Financial  2004, Chief
San Mateo, CA 94403-1906        Officer and      Financial Officer
                                Chief            and Chief
                                Accounting       Accounting Officer
                                Officer          since February
                                                 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).


                               Annual Report | 37

                                                                     NUMBER OF PORTFOLIOS
                                                                        IN FUND COMPLEX
NAME, YEAR OF BIRTH AND                            LENGTH OF TIME         OVERSEEN BY
ADDRESS                             POSITION           SERVED            BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------         ---------------  ------------------  --------------------  ---------------------------------------
JIMMY D. GAMBILL (1947)         Vice President   Since February      Not Applicable        Not Applicable
500 East Broward Blvd.                           2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.

DAVID P. GOSS (1947)            Vice President   Since 2000          Not Applicable        Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)   President and    Since 2002          Not Applicable        Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer
                                - Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior
Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.

KAREN L. SKIDMORE (1952)        Vice President   Since 2006          Not Applicable        Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of
30 of the investment companies in Franklin Templeton Investments.

CRAIG S. TYLE (1960)            Vice President   Since 2005          Not Applicable        Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).


                               38 | Annual Report

                                                                     NUMBER OF PORTFOLIOS
                                                                        IN FUND COMPLEX
NAME, YEAR OF BIRTH AND                            LENGTH OF TIME         OVERSEEN BY
ADDRESS                             POSITION           SERVED            BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------         ---------------  ------------------  --------------------  ---------------------------------------
GALEN G. VETTER (1951)          Senior Vice      Since February      Not Applicable        Not Applicable
500 East Broward Blvd.          President and    2008
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer
                                - Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director,
RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               Annual Report | 39

Franklin Capital Growth Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 15, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund


                               40 | Annual Report

Franklin Capital Growth Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares for the one-year period ended January 31, 2008, as well as the previous 10 years ended on such date in comparison to a performance universe consisting of all retail and institutional large-cap growth funds as selected by Lipper. The Lipper report showed the Fund's total return to be in the middle quintile of such performance universe for the one-year period, and on an annualized basis to be in the second-lowest quintile of such universe for the previous three-year period, the middle quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board found such performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense


                               Annual Report | 41

Franklin Capital Growth Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that both the contractual investment management fee rate for the Fund and its actual total expenses were in the least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


                               42 | Annual Report

Franklin Capital Growth Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million, with additional breakpoints for assets in excess of $7.5 billion. At December 31, 2007, the Fund had net assets of approximately $1.5 billion. In considering such breakpoint schedule, the Board took into account management's position that the existing fee structure reaches a relatively low rate quickly as this Fund grows and that such low rate, in effect, reflects anticipated economies of scale as this Fund's assets increase as shown by the favorable effective management fee and total expense comparisons for this Fund within its Lipper peer group as previously discussed under "Comparative Expenses." The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provided a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               Annual Report | 43

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


(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHARE HOLDER LETTER
FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 A2008 08/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,909 for the fiscal year ended June 30, 2008 and $26,439 for the fiscal year ended June 30, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,050 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $283,027 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /C/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008